Income Taxes - Earnings and income taxes by jurisdiction (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	$ 135,018	$ 39,929
Current income taxes	8,747	20,785
Deferred income taxes (recovery)	52,330	(147,091)
Income tax expense (recovery)	61,077	(126,306)
Canada [member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	229,429	(257,291)
Current income taxes	7,969	5,913
Deferred income taxes (recovery)	60,010	(149,284)
Foreign [member]
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	(94,411)	297,220
Current income taxes	778	14,872
Deferred income taxes (recovery)	$ (7,680)	$ 2,193